Inventory Components of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Abstract]
Parts and materials	$ 108	$ 113
Coal	130	108
Deferred stripping costs	6	7
Natural gas	3	4
Purchased emission credits	4	10
Inventories	$ 251	$ 242	$ 219